Restricted Assets	12 Months Ended
Dec. 31, 2022
Statement [LineItems]
Restricted Assets
44	RESTRICTED ASSETS
As of December 31, 2022 and 2021, the following Bank’s assets are restricted:

Composition	12/31/2022	12/31/2021
Cash and Deposits in Banks
• Fondo de Riesgo Fintech SGR – Deposits in other entities (1).	58	2

Subtotal Cash and Deposits in Banks	58	2

Debt securities at fair value through profit or loss and other debt securities
• Fondo de Riesgo Fintech SGR – Debt securities at fair value through profit or loss and other debt securities (1).	4,741,056	2,065,517
• Letters of National Estate in pesos adjusted by CER – Maturity: 02/17/2023.	148,920
• Discount bonds in pesos regulated by Argentine legislation, maturing in 2033 for the minimum statutory guarantee account required for Agents to act in the new categories contemplated under Resolution No. 622/2013, as amended, of the Argentine Securities Commission (CNV).	92,856	94,847
• Federal Government Treasury Bonds in pesos adjusted by CER 1.40%, maturity 03/27/2023, securing the sectoral Credit Program of the Province of San Juan, production investment financing fund.	83,319	86,975
• Federal Government Treasury Bonds in pesos adjusted by CER 1.40%, maturity 03/27/2023, securing the regional economies Competitiveness Program – IDB loan No. 3174/OC-AR.	33,682	35,160
• Federal Government Treasury Bonds in pesos adjusted by CER 1.40%, maturity 03/27/2023, for the contribution to the Guarantee Fund II in BYMA according to section 45, Law 26,831, and supplementary regulations established by CNV standards (NT 2013, as amended).	14,891	15,545

Subtotal debt securities at fair value through profit or loss and other debt securities	5,114,724	2,298,044

Other financial assets
• Interests derived from contributions made as protector partner (2).	2,413,559	1,485,299
• Mutual fund shares for minimum statutory guarantee account required for Agents to act in the new categories contemplated under Resolution No. 622/2013, as amended, of the CNV.	145,451	293,643
• Fondo de Riesgo Fintech SGR – Mutual fund shares (1).	120,502	396,548
• Sundry debtors – Other.	8,787	9,792
• Sundry debtors – attachment within the scope of the claim filed by the DGR against the CABA for turnover tax differences.	827	1,610

Subtotal Other financial assets	2,689,126	2,186,892

Composition (contd.)	12/31/2022	12/31/2021
Loans and other financing – non-financial private sector and foreign residents
• Fondo de Riesgo Fintech SGR – Loans and other financing (1).	5,100	4,036

Subtotal loans and other financing	5,100	4,036

Financial assets delivered as a guarantee
• Special guarantee checking accounts opened in the BCRA for transactions related to the electronic clearing houses and similar entities.	24,824,547	30,242,005
• Guarantee deposits related to credit and debit card transactions.	4,043,563	2,567,119
• Other guarantee deposits.	1,752,168	2,184,023

Subtotal Financial assets delivered as guarantee	30,620,278	34,993,147

Other non-financial assets
• Real property related to a call option sold.	2,456,151	421,571
• Fondo de Riesgo Fintech SGR – Other non-financial assets (1).	12,958	654

Subtotal other non-financial assets	2,469,109	422,225

Total	40,898,395	39,904,346

(1)
According to Law
 No
.
24,467, as amended, and Fintech SGR By-Law, this entity has a risk fund (“Fondo de Riesgo”) which its main objective is to cover the guarantees granted to the protector partners and third parties. The assets of the risk fund could only be applied to partners’ withdrawals, to cover guarantees and other direct expenses.

(2)
As of December 31, 2022 and 2021, it is related to the risk fund Fintech SGR and Garantizar SGR. In order to keep tax benefits related to these contributions, they must be maintained between two and three years from the date they were made.